                                     13F-HR
                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Melissa Blevins
Title: VP, Investment Acctg & Fin Ops
Phone: 704-988-5838




Signature, Place, and Date of Signing:
                                                 /s/ Melissa Blevins


                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY, November 11, 2010
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $370,898 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                              FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

ACADIA RLTY TR			COM SH	004239109	531	27966	27966				27966
AKAMAI TECHNOLOGIES INC		COM	00971T101	20029	399143	399143				399143
ALTERRA CAPITAL HOLDINGS	COM	G0229R108	15047	755380	755380				755380
AMB PROPERTY CORP		COM	00163T109	2985	112776	112776				112776
AMKOR TECHNOLOGY INC		COM	031652100	1882	286486	286486				286486
APARTMENT INVT & MGMT		CL A	03748R101	1675	78333	78333				78333
BIOMED REALTY TRUST INC		COM	09063H107	1359	75813	75813				75813
BRE PROPERTIES INC		CL A 	05564E106	1742	41964	41964				41964
CALPINE CORP      		COM NEW	131347304	27741	2228216	2228216				2228216
CHESAPEAKE ENERGY CORP		NOTE	165167CB1	769	1000000	1000000				1000000
COGDELL SPENCER INC		COM	19238U107	228	36143	36143				36143
CORPORATE OFFICE PPTYS		SH BEN	22002T108	1490	39928	39928				39928
DOUGLAS EMMETT INC		COM	25960P109	1072	61216	61216				61216
DUPONT FABROS TECHNOLOGY	COM	26613Q106	982	39026	39026				39026
EDUCATION RLTY TR INC		COM	28140H104	290	40599	40599				40599
ENTERTAINMENT PPTYS TR		COM SH	29380T105	1382	32002	32002				32002
EQUITY LIFESTYLE PPTYS		COM	29472R108	1129	20715	20715				20715
EQUITY RESIDENTIAL		SH BEN	29476L107	9019	189588	189588				189588
EXCEL TR INC			COM	30068C109	138	12220	12220				12220
EXTRA SPACE STORAGE INC		COM	30225T102	949	59179	59179				59179
FEDERAL MOGUL CORP        	COM	313549404	40052	2118016	2118016				2118016
FELCOR LODGING TR INC		COM	31430F101	303	65809	65809				65809
FIRST INDUSTRIAL REALTY		COM	32054K103	228	44963	44963				44963
FIRST POTOMAC RLTY TR		COM	33610F109	391	26042	26042				26042
FRANKLIN STREET PPTYS		COM	35471R106	632	50899	50899				50899
GOVERNMENT PPTYS INCOME		COM SHS	38376A103	556	20829	20829				20829
HCP INC				COM	40414L109	7081	196806	196806				196806
HEALTH CARE REIT INC		COM	42217K106	3871	81776	81776				81776
HOSPITALITY PPTYS TR		COM SH	44106M102	1858	83221	83221				83221
HOST HOTELS & RESORTS		COM	44107P104	6325	436817	436817				436817
INSULET CORP			COM	45784P101	7739	547340	547340				547340
ISHARES TR			DJ US	464287739	79320	1500000	1500000				1500000
KILROY RLTY CORP		COM	49427F108	1140	34395	34395				34395
KIMCO REALTY CORP		COM	49446R109	4230	268554	268554				268554
KITE RLTY GROUP TR		COM	49803T102	102	23063	23063				23063
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	5891	6287137	6287137				6287137
MEDICAL PPTYS TRUST INC		COM	58463J304	777	76615	76615				76615
MEDIDATA SOLUTIONS INC       	COM	58471A105	228	11874	11874				11874
MID-AMER APT CMNTYS INC		COM	59522J103	1191	20430	20430				20430
NATIONAL CITY CORP		NOTE	635405AW3	20175	2000000020000000			20000000
NATIONAL HEALTH INVS		COM	63633D104	840	19075	19075				19075
PARKWAY PPTYS INC		COM	70159Q104	176	11862	11862				11862
PARTNER RE LTD     		COM	G6852T105	16559	206518	206518				206518
PRUDENTIAL FINL INC		COM	744320102	1208	22296	22296				22296
PS BUSINESS PKS INC CALIF	COM	69360J107	714	12614	12614				12614
PUBLIC STORAGE			COM	74460D109	8331	85851	85851				85851
RUTHS HOSPITALITY GROUP INC	COM	783332109	242	60439	60439				60439
SEALY CORP			COM	812139301	4343	1779813	1779813				1779813
SENIOR HSG PPTYS TR		SH BEN	81721M109	2013	85656	85656				85656
SL GREEN RLTY CORP		COM	78440X101	3282	51830	51830				51830
SOLARWINDS INC			COM	83416B109	3120	180760	180760				180760
SOLUTIA INC			COM NEW	834376501	35975  	2245610	2245610				2245610
SOVRAN SELF STORAGE INC   	COM	84610H108   	719	18965 	18965				18965
STRATEGIC HOTELS & RESORTS	COM	86272T106	421	99403	99403				99403
TIME WARNER CABLE INC		COM	88732J207    	11065    204939	204939   			204939
U STORE IT TR			COM	91274F104	540	64629	64629				64629
UNIVERSAL HEALTH RLTY		INCM T	91359E105	210	6105	6105				6105
URS CORP NEW			COM	903236107	3187	83921	83921				83921
VENTAS INC			COM	92276F100	5424	105174	105174				105174
